Label	Element	Value
Victory INCORE Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000802716_SupplementTextBlock

Victory Funds

Victory INCORE Total Return Bond Fund

Supplement dated April 7, 2017

to the Prospectus dated November 1, 2016 (“Prospectus”)

The Prospectus is revised to reflect additional information about sales charge reductions and waivers with respect to Class A and Class C shares of the Victory INCORE Total Return Bond Fund (“Fund”).

Risk/Return [Heading]	rr_RiskReturnHeading	Victory INCORE Total Return Bond Fund
Expense [Heading]	rr_ExpenseHeading	1. The following is added the paragraph under “Fund Fees and Expenses” found on Page 1 of the Prospectus:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

More information about sales charge discounts and other discounts available through certain financial intermediaries is also available in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund’s Prospectus.

Risk [Heading]	rr_RiskHeading	2. The following replaces the Principle Risk titled “Mortgage and Asset Back Securities Risk” found on Page 4 of the Prospectus:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Mortgage and Asset Backed Securities Risk.  During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

Mortgage Dollar Rolls Risk. The market price of the mortgage-backed securities in a mortgage dollar roll transaction may drop below their future purchase price. In addition, investment in mortgage dollar rolls may significantly increase the Fund’s portfolio turnover rate. To the extent the Fund buys and sells securities actively, it could have higher expenses (which reduces returns to shareholders) and higher taxable distributions.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	If you wish to obtain more information, please call the Victory Funds at 800-539-3863. PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.